Note 16	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates Joint ventures and associates
The breakdown of the balance of “Investments in joint ventures and associates” in the consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)

Joint ventures	2023	2022	2021
Altura Markets, S.V., S.A.	31	42	76
RCI Colombia	40	36	40
Desarrollos Metropolitanos del Sur, S.L.	—	—	18
Other	22	22	18
Subtotal	93	100	152
Associates
Metrovacesa, S.A.	259	259	259
BBVA Allianz Seguros y Reaseguros, S.A.	251	248	254
Atom Holdco Ltd	211	132	77
Solaris SE	34	66	61
Cofides	35	31	28
Redsys servicios de procesamiento, S.L.	22	20	19
Servicios Electrónicos Globales S.A. de CV	36	23	15
Other	37	37	35
Subtotal	883	816	749
Total	976	916	900

Details of the joint ventures and associates as of December 31, 2023 are shown in Appendix II.
The following is a summary of the changes in the years ended December 31, 2023, 2022 and 2021 under this heading in the consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2023	2022	2021
Balance at the beginning		916	900	1,437
Acquisitions and capital increases		95	87	22
Disposals and capital reductions		(42)	(88)	(1)
Transfers and changes of consolidation method		4	—	(559)
Share of profit and loss	39	26	20	1
Exchange differences		16	(1)	9
Impairment / reversal of impairment ⁽¹⁾		(9)	42	—
Dividends, valuation adjustments and other		(30)	(44)	(9)
Balance at the end		976	916	900
(1) See Note 16.3.
During the years 2023 and 2022, the most significant changes under the heading "Investment in joint ventures and associates" correspond to capital increases in Atom Holdco Limited. During the year 2022 Atom Holdco Limited, the owner of 100% of the shares of Atom Bank PLC, was created. BBVA became a shareholder of Atom Holdco Limited under the same terms and conditions as those previously applicable under the agreement with Atom Bank PLC.
During the year 2021, the most significant changes in the heading “Investment in joint ventures and associates” correspond to the reclassification of the 20% stake in Divarian Property, S.A.U. under the heading "Non-current assets and disposal groups classified as held for sale" in July 2021 and their subsequent sale in October 2021.
Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 125 of the Securities Market Act 4/2015.
Other information about associates and joint ventures
If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.
As of December 31, 2023, 2022 and 2021 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).
As of December 31, 2023, 2022 and 2021 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).
ImpairmentAs required by IAS 36, the book value of the associates and joint venture entities has been compared with their recoverable amount, with the latter being calculated as the higher between the value in use and the fair value minus the cost of sale. For the year ended December 31, 2023, an impairment was recorded for €9 million; for the year ended December 31, 2022, a reversal of impairment was recorded for €42 million; while for the year ended December 31, 2021, there was no impairment recorded in the Group's consolidated income statement (see Note 48).